Financial Risk Management (Financial Risk Factors, Derivatives, Derivative Financial Instruments) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current derivative financial instrument assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange options	¥ 0	¥ 263
Current derivative financial instrument liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange options	¥ 0	¥ 799